Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for Dirk Thye (b)(1)	Compensation Actually Paid to Dirk Thye (c)(2)	Summary Compensation Table Total for Christopher Lowe (b)(1)	Compensation Actually Paid to Christopher Lowe (c)(2)	Summary Compensation Table Total for Casey C. Lynch (b)(2)	Compensation Actually Paid to Casey C. Lynch (c)(2)	Average Summary Compensation Table Total for Non-CEO NEOs (d)(3)	Average Compensation Actually Paid to Non-CEO NEOs (e)(4)	Fixed $100 Investment Based on Total Shareholder Return (f)(5)	Net Income (Loss) (in millions) (h)(6)
2024	$2,732,125	$3,365,648	—	—	—	—	$1,129,463	$1,289,891	$14.82	$(56.83)
2023	$1,330,500	$2,491,503	$—	$—	$—	$—	$1,004,325	$948,782	$8.32	$(31.39)
2022	4,968,477	1,790,159	3,400,870	(742,796)	$5,167,258	$(1,870,802)	$2,746,696	$230,797	$5.05	$(51.66)

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Thye (who served as Chief Executive Officer during each of fiscal years 2024, 2023, and 2022), Mr. Lowe (who served as Interim Chief Executive Officer during fiscal year 2022), and Ms. Lynch (who served as Chief Executive Officer during fiscal year 2022) for each corresponding year in the “Total” column of the Summary Compensation Table. Each of Dr. Thye, Mr. Lowe, and Ms. Lynch is referred to herein as a “PEO” or as the “PEOs” collectively. Refer to “Executive Compensation Tables—Summary Compensation Table.” The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEOs for each applicable year) (the “Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:
2024: Charles Ryan, Ph.D. and Brendan Hannah
2023: Charles Ryan, Ph.D., Brendan Hannah, and Karen Smith, M.D., Ph.D.; and
2022: Caryn McDowell, Leslie Holsinger, Karen Smith, M.D., Ph.D., and Brendan Hannah.

Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to each PEO, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to each PEO in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to PEO's respective total compensation to determine the compensation actually paid in the applicable year:

2024
Adjustments to Determine Compensation Actually Paid for PEO	Thye
Summary Compensation Table Total(a)	$2,732,125
Subtract: Adjustment for Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(1,965,000)
Add: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year(b)	1,577,936
Add/Subtract: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	680,418
Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	312,796
Add/Subtract: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	27,373
Subtract: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	$3,365,648
______________________
(a)We have not reported any amounts in our Summary Compensation Table for a change in pension value and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.
(b)The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 1,129,463	$ 1,004,325	$ 2,746,696
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,289,891	948,782	230,797
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group , as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. The following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid in the applicable year:

Adjustments to Determine Average Compensation Actually Paid for non-PEO NEOs	2024
Total Reported in Summary Compensation Table	$1,129,463
Subtract: Adjustment for Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(487,975)
Add: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year(b)	391,854
Add/Subtract: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	190,839
Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	77,677
Add/Subtract: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(11,967)
Subtract: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	$1,289,891

______________________________
(a)We have not reported any amounts in our Summary Compensation Table for a change in pension value and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.
(b)The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The following graph sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s net income (loss) over the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 14.82	8.32	5.05
Net Income (Loss)	$ (56,830,000)	(31,390,000)	(51,660,000)
Additional 402(v) Disclosure	Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
Analysis of the Information Presented in the Pay versus Performance Table
In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.

Dirk Thye, M.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,732,125	1,330,500	4,968,477
PEO Actually Paid Compensation Amount	$ 3,365,648	$ 2,491,503	$ 1,790,159
PEO Name	Dr. Thye	Dr. Thye	Dr. Thye
Christopher Lowe [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,400,870
PEO Actually Paid Compensation Amount			$ (742,796)
PEO Name			Mr. Lowe
Casey C. Lynch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,167,258
PEO Actually Paid Compensation Amount			$ (1,870,802)
PEO Name			Ms. Lynch
PEO | Dirk Thye, M.D. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,965,000)
PEO | Dirk Thye, M.D. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,577,936
PEO | Dirk Thye, M.D. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	680,418
PEO | Dirk Thye, M.D. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,796
PEO | Dirk Thye, M.D. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,373
PEO | Dirk Thye, M.D. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dirk Thye, M.D. [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(487,975)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	391,854
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	190,839
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,677
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,967)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0